Debt - Maturities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Contractual maturities of long-term debt
2023	¥ 5,039
2024	8,950
2025	9,076
2026	9,203
2027	7,062
Thereafter	46,181
Total	¥ 85,511	¥ 86,729